Stock-Based Compensation Plan (Tables)	12 Months Ended
Dec. 31, 2020
2011 Stock Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of options outstanding and weighted average exercise price

		Weighted
		Averaged
	Number of	Exercise
	Stock Options	Price
Balance (January 1, 2018)	175,150	$5.99
Granted	—	—
Forfeited	(13,500)	5.56
Balance (December 31, 2018)	161,650	6.07
Granted	—	—
Forfeited	(7,500)	6.82
Balance (December 31, 2019)	154,150	6.03
Granted	—	—
Forfeited	—	—
Balance (December 31, 2020)	154,150	6.03
Vested (as of December 31, 2020)	146,613	$5.99

Schedule of stock options vested and expected to vest

		Weighted	Weighted
		Average	Average
	Number of	Remaining	Exercise
	Options	Contractual Life	Price
Outstanding	154,150	1.67 years	$6.03
Exercisable	146,613	1.67 years	$5.99

2017 Stock Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of options outstanding and weighted average exercise price

		Weighted
		Averaged
	Number of	Exercise
	Stock Options	Price
Balance (January 1, 2018)	—	—
Granted	261,552	$9.82
Forfeited	(6,500)	9.82
Balance (December 31, 2018)	255,052	9.82
Granted	154,000	9.82
Forfeited	(129,876)	9.82
Balance (December 31, 2019)	279,176	$9.82
Granted	109,500	$9.82
Forfeited	—	$9.82
Balance (December 31, 2019)	388,676	$9.82

Schedule of weighted average inputs used

Expected volatility	81.00%
Expected dividend yield	—%
Expected term (in years)	5 years
Risk-free interest rate	0.37%